Statement of Stockholders Equity (Deficit) (Parenthetical)	Dec. 28, 2012 USD ($)	Apr. 05, 2011 GBP (£)
Statement Of Stockholders' Equity [Abstract]
Share price of per common stock	$ 1.00	£ 1